Offering (Details Narrative) 10K - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					9 Months Ended		12 Months Ended
	Dec. 18, 2014	Dec. 18, 2014	Mar. 21, 2014	Nov. 30, 2013	May. 22, 2013	Feb. 28, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 10, 2014	Oct. 20, 2014	Feb. 14, 2014	Jan. 07, 2014	May. 31, 2013	Mar. 04, 2013
Stockholders' Equity Note [Abstract]
Balance							$ (5,681)	$ (3,719)	$ (3,719)	$ (8,724)
Authorized value of rights offering												$ 3,000		$ 2,800		$ 3,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											0.11901		0.28673		0.18776
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.33	$ 0.45	$ 0.60		$ 0.30		$ 0.60
Class of warrant or right issued, shares	5,000,000	5,000,000			5,000,000
Class of warrant or right issued gross value received	$ 3,000		$ 2,100		$ 3,000		$ 13,900		$ 15
Class of warrant or right issued net value received	$ 1,100	$ 1,100	$ 581		1,400
Repayments of accrued interest on senior secured note		64		$ 61	1,300	$ 46,800
Debt Instrument, Fee Amount					104
Reimbursement of legal fee		$ 75			100
Amortization of debt discount (premium)					$ 204			173	320	$ 257
Repayments of Senior Debt				$ 1,500				$ 1,500	$ 3,250	1,300
Subscription rights percentage			77.00%
Stock issued during period, shares, new issues			7,140,823						36,570
Legal fees			$ 128
Percentage of payment for sourcing transaction fee					8.00%
Balance							$ 2,792		$ (5,681)	$ (3,719)